FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7)			12 Months Ended			12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Equity Swaps USD ($)	Dec. 31, 2013 Credit Risk CAD	Dec. 31, 2012 Credit Risk CAD	Dec. 31, 2013 Credit Risk Accounts receivable Credit concentration risk
Risk Management
Future settlement cost at a weighted average price (in dollars per share)			$ 13.86
Number of shares for which future settlement cost at weighted average price is fixed			1,130,000
Percentage of notional shares outstanding under long-term incentive plans for which future settlement cost is fixed			77.00%
Receivables considered investment grade (as a percent)						71.00%
Amount of accounts receivable considered past due				4,500,000
Age over which accounts receivable were considered past due				3.00%
Age over which accounts receivable were considered past due				120 days
Allowance for doubtful accounts	2,796,000	2,803,000		2,800,000	2,800,000